SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

On October 6, 2022, Aqua Power Systems Inc. (“APSI”) entered into a Letter of Intent (“LOI”) to acquire all of the outstanding shares of Tradition Transportation Group, Inc. (“Tradition”). Terms of the LOI are attached as an Exhibit to this filing and incorporated by reference. Both APSI and Tradition request APSI shareholders and other interested parties respect and refrain from contacting Tradition or its employees and affiliates for details so as not to interrupt operations and the process of finalizing a transaction. APSI and Tradition shall in best efforts work toward Definitive Agreements as outlined in the LOI attached hereto.